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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-2320

Vestaur Securities Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Vestaur Securities Fund, for the quarter ended August 31, 2004. This series has a 11/30 fiscal year end.

Date of reporting period:	8/31/04

Item 1 — Schedule of Investments

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 3.9%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	$55,812	$60,661
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	761,973	828,169
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	875,945	952,964
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	286,223	311,088
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	565,182	615,061
Residential Accredit Loans, Inc., Ser. 1997-QS3, Class M2, 7.75%, 04/25/2027	1,015,864	1,015,490

Total Collateralized Mortgage Obligations (cost $3,764,453)		3,783,433

CORPORATE BONDS 90.4%
CONSUMER DISCRETIONARY 19.0%
Auto Components 0.8%
Dana Corp., 9.00%, 08/15/2011	250,000	300,938
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	250,000	260,625
HLI Operating, Inc., 10.50%, 06/15/2010	211,000	241,595

		803,158

Automobiles 1.6%
Chrysler Corp., 7.45%, 03/01/2027	939,000	1,021,967
General Motors Corp., 8.375%, 07/15/2033	500,000	533,034

		1,555,001

Hotels, Restaurants & Leisure 2.1%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	274,375
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	579,451
Friendly Ice Cream Corp., 8.375%, 06/15/2012	305,000	295,850
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	260,000	290,550
La Quinta Properties, Inc., 7.00%, 08/15/2012 144A	75,000	77,719
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	273,750
Town Sports International, Inc., 9.625%, 04/15/2011	250,000	254,375

		2,046,070

Household Durables 3.1%
Centex Corp., 7.875%, 02/01/2011	500,000	580,693
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	250,000	291,875
Meritage Corp., 9.75%, 06/01/2011	250,000	280,000
Pulte Homes, Inc., 7.875%, 08/01/2011	500,000	580,149
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	288,125
Toro Co., 7.80%, 06/15/2027	500,000	560,873
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	444,000

		3,025,715

Internet & Catalog Retail 0.6%
InterActiveCorp., 7.00%, 01/15/2013	500,000	546,731

Media 7.6%
CSC Holdings, Inc., 7.625%, 04/01/2011	250,000	260,625
Dex Media West LLC, 8.50%, 08/15/2010	175,000	197,969
Houghton Mifflin Co., 9.875%, 02/01/2013	400,000	419,500
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,223,765
Liberty Media Corp., 5.70%, 05/15/2013	100,000	99,039
Mediacom Capital Corp., 9.50%, 01/15/2013	400,000	394,000
MediaNews Group, Inc., 6.875%, 10/01/2013	250,000	253,125
News America Holdings, Inc., 9.50%, 07/15/2024	500,000	681,852
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	400,000	475,000
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,388,079

		7,392,954

[1]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 3.2%
Boise Cascade Corp., 9.45%, 11/01/2009	$1,000,000	$1,240,113
Cole National Group, Inc., 8.875%, 05/15/2012	310,000	339,450
CSK Auto, Inc., 7.00%, 01/15/2014	250,000	240,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	250,000	265,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	250,000	283,750
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	250,000	271,250
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	446,000
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	83,250

		3,168,813

CONSUMER STAPLES 3.7%
Beverages 2.1%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	583,273
Companhia Brasileira De Bebidas, 10.50%, 12/15/2011	750,000	926,250
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	558,000

		2,067,523

Food & Staples Retailing 1.2%
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	250,000	266,875
Safeway, Inc., 7.25%, 02/01/2031	500,000	556,883
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	386,711

		1,210,469

Food Products 0.3%
Dole Food Co., Inc., 7.25%, 06/15/2010	250,000	252,500

Personal Products 0.1%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	100,000	104,500

ENERGY 9.7%
Energy Equipment & Services 1.0%
Dresser, Inc., 9.375%, 04/15/2011	400,000	432,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	250,000	266,875
SESI LLC, 8.875%, 05/15/2011	250,000	275,000

		973,875

Oil & Gas 8.7%
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	802,814
El Paso Energy Partners LP, 8.50%, 06/01/2011	167,000	189,545
Magellan Midstream Partners LP, 6.45%, 06/01/2014	500,000	526,151
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,860,035
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	400,000	439,600
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,848,391
Petroleos Mexicanos, 9.25%, 03/30/2018	600,000	727,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	250,000	280,000
Premcor Refining Group, Inc., 6.75%, 05/01/2014	170,000	172,975
Sunoco, Inc., 9.00%, 11/01/2024	500,000	638,271

		8,485,282

FINANCIALS 25.8%
Capital Markets 0.6%
Lehman Brothers, Inc., 11.625%, 05/15/2005	583,000	619,271

Commercial Banks 2.6%
Banco Bradesco SA, 8.75%, 10/24/2013 144A	750,000	778,125
FBOP Corp., 10.00%, 01/15/2009 144A	500,000	555,000
First Massachusetts Bank, 7.625%, 06/15/2011	1,000,000	1,180,922

		2,514,047

[2]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 1.6%
Capital One Financial Corp., 6.25%, 11/15/2013	$500,000	$528,329
GMAC, 6.875%, 09/15/2011	500,000	524,204
Sprint Capital Corp., 6.875%, 11/15/2028	500,000	522,708

		1,575,241

Diversified Financial Services 2.5%
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	196,580
GE Capital Corp., 6.75%, 03/15/2032	500,000	569,823
Household Finance Corp., 7.875%, 03/01/2007	500,000	556,841
Hutchinson Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	500,000	552,777
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	578,356

		2,454,377

Insurance 2.8%
CIGNA Corp., 8.30%, 01/15/2033	500,000	624,178
Couche Tard LP, 7.50%, 12/15/2013	50,000	53,000
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	400,000	440,000
Fund American Companies, Inc., 5.875%, 05/15/2013	500,000	510,937
Montpelier Re Holdings, Ltd, 6.125%, 08/15/2013	500,000	518,797
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	568,636

		2,715,548

Real Estate 2.5%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	500,000	565,444
Health Care Property Investors, Inc., 6.00%, 03/01/2015 REIT	1,000,000	1,044,760
HRPT Properties Trust, 6.40%, 02/15/2015 REIT	500,000	527,993
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT 144A	20,000	19,700
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	250,000	256,250

		2,414,147

Trust Preferred 13.2%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,144,231
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,128,095
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	500,000	591,104
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	589,022
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	546,674
First Empire Capital Trust I, 8.23%, 02/01/2027	700,000	794,415
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	500,000	490,166
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	579,549
Goldman Sachs Capital I, 6.35%, 02/15/2034	600,000	602,349
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	1,000,000	1,116,031
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	949,244
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,453,907
MBNA Capital, Ser. A, 8.28%, 12/01/2026	1,750,000	1,959,681
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	975,600

		12,920,068

HEALTH CARE 1.2%
Health Care Providers & Services 0.8%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	250,000	280,625
Service Corporation International, 7.70%, 04/15/2009	250,000	266,875
Triad Hospitals, Inc., 7.00%, 11/15/2013	250,000	252,812

		800,312

Pharmaceuticals 0.4%
Alpharma, Inc., 8.625%, 05/01/2011 144A	180,000	181,350
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	175,000	177,188

		358,538

[3]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 11.3%
Aerospace & Defense 3.0%
Bombardier, Inc., 6.75%, 05/01/2012 144A	$500,000	$452,652
Goodrich Corp., 6.80%, 02/01/2018	250,000	274,802
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	597,494
Northrop Grumman Corp., 9.375%, 10/15/2024	1,500,000	1,569,054

		2,894,002

Air Freight & Logistics 2.4%
FedEx Corp., 9.65%, 06/15/2012	1,800,000	2,350,667

Airlines 1.7%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 10/02/2022	846,448	824,429
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.30%, 09/01/2010	756,855	582,553
Ser. 2001-1, Class 1C, 7.63%, 04/01/2010	375,266	298,977

		1,705,959

Commercial Services & Supplies 1.5%
Cenveo Corp., 7.875%, 12/01/2013	255,000	244,162
Coinmach Corp., 9.00%, 02/01/2010	250,000	254,375
Geo Group, Inc., 8.25%, 07/15/2013	250,000	254,375
Hines Nurseries, Inc., 10.25%, 10/01/2011	175,000	184,625
Mobile Mini, Inc., 9.50%, 07/01/2013	250,000	278,750
NationsRent, Inc., 9.50%, 10/15/2010 144A	250,000	268,750

		1,485,037

Industrial Conglomerates 1.1%
Tyco International Group SA:
6.375%, 10/15/2011	500,000	548,553
7.00%, 06/15/2028	500,000	555,025

		1,103,578

Machinery 1.0%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	250,000	277,500
Cummins, Inc., 9.50%, 12/01/2010	25,000	29,000
Navistar International Corp., 7.50%, 06/15/2011	110,000	116,050
Terex Corp., 7.375%, 01/15/2014	240,000	246,000
Wolverine Tube, Inc.:
7.375%, 08/01/2008 144A	250,000	247,500
Ser. B, 10.50%, 04/01/2009	20,000	22,000

		938,050

Road & Rail 0.6%
Union Pacific Corp., 6.625%, 02/01/2029	500,000	536,236

INFORMATION TECHNOLOGY 0.9%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011	115,000	120,894
Da Lite Screen Co., Inc., 9.50%, 05/15/2011 144A	250,000	263,750

		384,644

IT Services 0.4%
Iron Mountain, Inc., 6.625%, 01/01/2016	250,000	236,250
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	250,000	226,250

		462,500

Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc., 7.75%, 05/15/2013	100,000	84,500

[4]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIAL 7.2%
Chemicals 1.9%
Equistar Chemicals LP, 10.625%, 05/01/2011	$400,000	$452,000
FMC Corp., 10.25%, 11/01/2009	205,000	239,594
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	250,000	286,250
11.625%, 10/15/2010	180,000	202,500
Lyondell Chemical Co., 9.50%, 12/15/2008	395,000	424,131
Millennium America, Inc., 9.25%, 06/15/2008	250,000	273,750

		1,878,225

Containers & Packaging 2.1%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	450,000	398,250
Graphic Packaging International, Inc., 8.50%, 08/15/2011	200,000	223,000
Rock-Tenn Co., 8.20%, 08/15/2011	500,000	589,863
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	530,007
Stone Container Corp., 9.75%, 02/01/2011	250,000	281,250

		2,022,370

Metals & Mining 1.0%
Century Aluminum Co., 7.50%, 08/15/2014 144A	50,000	51,625
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	100,000	105,750
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	400,000	451,000
United States Steel Corp., 10.75%, 08/01/2008	260,000	305,793

		914,168

Paper & Forest Products 2.2%
Abitibi-Consolidated, Inc., 8.55%, 08/01/2010	1,000,000	1,080,000
Georgia Pacific Corp., 8.125%, 06/15/2023	400,000	414,000
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013 144A	25,000	26,125
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	651,550

		2,171,675

TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 4.5%
British Telecommunications plc, 8.375%, 12/15/2010	750,000	904,669
France Telecom SA, 9.75%, 03/02/2031	1,000,000	1,320,219
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,099,616
Insight Midwest LP, 10.50%, 11/01/2010	400,000	435,000
Qwest Corp., 7.875%, 09/01/2011 144A	100,000	101,750
Telus Corp., 8.00%, 06/01/2011	500,000	582,093

		4,443,347

Wireless Telecommunications Services 2.8%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	800,000	964,146
Intelsat, Ltd., 6.50%, 11/01/2013	750,000	646,943
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	290,000
Rural Cellular Corp., 8.25%, 03/15/2012 144A	20,000	20,450
Vodafone Group plc, 7.75%, 02/15/2010	700,000	823,710

		2,745,249

UTILITIES 4.3%
Electric Utilities 3.9%
Black Hills Corp., 6.50%, 05/15/2013	500,000	513,221
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,701,172
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	557,256

		3,771,649

[5]

VESTAUR SECURITIES FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.4%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	$100,000	$105,500
Reliant Resources, Inc., 9.50%, 07/15/2013	250,000	277,500

		383,000

Total Corporate Bonds (cost $81,739,180)		88,278,996

MORTGAGE-BACKED SECURITIES 2.3%
FHLMC:
9.00%, 12/01/2016	434,982	485,019
9.50%, 12/01/2022	52,422	58,968
FNMA:
9.00%, 02/01/2025-09/01/2030	460,053	519,770
10.00%, 09/01/2010-04/01/2021	289,896	326,513
GNMA:
8.00%, 03/15/2022-08/15/2024	173,493	191,205
8.25%, 05/15/2020	138,364	152,102
8.50%, 09/15/2024-01/15/2027	105,580	116,110
9.00%, 12/15/2019-03/15/2021	179,250	201,977
9.50%, 09/15/2019	104,256	117,868
10.00%, 01/15/2019-03/15/2020	86,741	98,366

Total Mortgage-Backed Securities (cost $2,110,549)		2,267,898

MUNICIPAL OBLIGATIONS 0.5%
HOUSING 0.5%
Virginia Hsg. Dev. Auth. RB, Ser. J, 6.75%, 12/01/2021 (cost $539,319)	500,000	530,155

	Shares

PREFERRED STOCKS 0.7%
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Centaur Funding Corp., 9.08%, 04/21/2020 144A (cost $625,025)	500	645,469

	Principal Amount

REPURCHASE AGREEMENT 1.0%
State Street Corp., 1.49%, dated 8/31/04, due 9/1/2004, maturity value $942,261 #
(cost $942,222)	942,222	942,222

Total Investments (cost $89,720,748) 98.8%		96,448,173
Other Assets and Liabilities 1.2%		1,151,271

Net Assets 100.0%		$97,599,444

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	The repurchase agreement is fully collateralized by $970,000 FNMA, 1.55% to 2.07%, 7/7/2005 to 9/29/2006; value including accrued interest is $967,330.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RB	Revenue Bond
REIT	Real Estate Investment Trust

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $89,776,584. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,641,402 and $969,813, respectively, with a net unrealized appreciation of $6,671,589.

[6]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Vestaur Securities, Inc. By: /s/ Glen T. Insley —————————————— Glen T. Insley, Principal Executive Officer Date: October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Evergreen Vestaur Securities, Inc. By: /s/ Glen T. Insley —————————————— Glen T. Insley, Principal Executive Officer Date: October 26, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: October 26, 2004